Issued capital (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Issued Capital

		31.12.2022	31.12.2023
		thousands	thousands
Issued capital
Authorized shares
Ordinary share of par value US$ 0.10 each		100,000	100,000

		Number of shares	RMB’000
Ordinary shares issued and fully paid
At January 1, 2022, December 31, 2022 and December 31, 2023		40,858,290	2,081,138

US$’000			292,969

	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	US$’000
Special share issued and fully paid
One special share issued and fully paid at US$ 0.10 per share	*	*	*

*	Less than RMB 1 (US$ 1)